Stockholders Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders Equity (Deficit) [Abstract]
Stockholders Equity (Deficit)

11. Stockholders’ Equity

The Company’s authorized capital stock consists of 230,000,000 shares, $0.001 par value per share, of which the Company is authorized to issue up to 200,000,000 shares of common stock, $0.001 par value per share, 25,000,000 shares of preferred stock, par value $0.001 per share and 5,000,000 shares of excess stock, $0.001 par value per share. As of September 30, 2015,  57,493,902 shares of common stock, 3,500,000 shares of preferred stock and no shares of excess stock were issued and outstanding, respectively.

In February 2015, the Company’s board of directors approved a 1-for-4 reverse stock split of its common stock and outstanding OP Units. The reverse stock split was effective after the close of trading on March 20, 2015, and the Company’s common stock began trading on a reverse split-adjusted basis on the New York Stock Exchange on March 23, 2015. No fractional shares were issued in connection with the reverse stock split. Instead, each stockholder holding fractional shares received, in lieu of such fractional shares, cash in an amount determined on the basis of the average closing price of the Company’s common stock on the New York Stock Exchange for the three consecutive trading days ending on March 20, 2015. The reverse stock split applied to all of the Company’s outstanding shares of common stock and therefore did not affect any stockholder’s relative ownership percentage.

In March 2015, the Company’s board of directors authorized and the Company declared a dividend of $0.20 per common share for the first quarter of 2015, which was paid on April 15, 2015 to holders of record as of March 31, 2015. In June 2015, the Company’s board of directors authorized and the Company declared a dividend of $0.22 per common share for the second quarter of 2015, which was paid on July 15, 2015 to holders of record as of June 30, 2015. In September 2015, the Company’s board of directors authorized and the Company declared a dividend of $0.22 per common share for the third quarter of 2015, which was paid October 15, 2015 to holders of record as of September 30, 2015.

In April 2015, the Company completed an underwritten public offering of 9,775,000 shares of its common stock, which includes the exercise in full by the underwriters of their option to purchase up to 1,275,000 additional shares of common stock. The shares of common stock were issued at a public offering price of $27.75 per share and the net proceeds from the offering were approximately $259,325, after expenses.

On June 23, 2015, the stockholders of the Company approved Articles of Amendment to the Company’s Articles of Incorporation decreasing the number of authorized shares of Company common stock from 400,000,000 shares to 200,000,000 shares. The Articles of Amendment were filed with the Maryland State Department of Assessments and Taxation on June 23, 2015 and became effective on that date.

At-The-Market Equity Offering Program

In September 2014, the Company entered into an “at-the-market” equity offering program, or ATM Program, to issue an aggregate of up to $100,000 of the Company's common stock, subject to the requirements of the Merger Agreement. During the three and nine months ended September 30, 2015, the Company sold zero and 656,711 shares of its common stock through the ATM Program for $0 and $18,292 of net proceeds after related expenses.

Preferred Stock

The Company has 3,500,000 shares of its 7.125% Series B Preferred Stock, or Series B Preferred Stock, outstanding with a mandatory liquidation preference of $25.00 per share. Holders of the Series B Preferred Stock are entitled to receive annual dividends of $1.78125 per share on a quarterly basis and dividends are cumulative, subject to certain provisions. On or after August 15, 2019, the Company can, at its option, redeem the Series B Preferred Stock at par for cash. As of September 30, 2015 and December 31, 2014, the Company has no accrued Series B Preferred Stock dividends.

Equity Incentive Plans

As part of the Company’s initial public offering, the Company instituted its 2004 Equity Incentive Plan. The 2004 Equity Incentive Plan, as amended, authorized (i) the grant of stock options that qualify as incentive stock options under Section 422 of the Internal Revenue Code, or ISOs, (ii) the grant of stock options that do not qualify, or NQSOs, (iii) grants of shares of restricted common stock, (iv) grants of phantom shares, (v) dividend equivalent rights, and (vi) other equity-based awards. The exercise price of stock options was to be determined by the compensation committee, but could not be less than 100% of the fair market value of the shares of common stock on the date of grant. The 2004 Equity Incentive Plan expired by its terms in July 2014, the ten-year anniversary of adoption of the Plan by the Company’s board of directors.

In June 2012, the Company adopted the 2012 Inducement Equity Incentive Plan in connection with the hiring of Gordon F. DuGan, Benjamin P. Harris, and Nicholas L. Pell, who joined the Company on July 1, 2012 as Chief Executive Officer, President and Managing Director, respectively.  The 2012 Inducement Equity Incentive Plan authorizes the grant of (i) NQSOs, (ii) shares of restricted stock, (iii) phantom shares, (iv) dividend equivalent rights and (v) other forms of equity-based award, including LTIP units, as “employment inducement awards” within the meaning of Section 303A.08 of the New York Stock Exchange Listed Company Manual to newly hired eligible officers and employees. The 2012 Inducement Equity Incentive Plan terminates on the ten year anniversary of its approval by the Company’s board of directors, unless sooner terminated.

In July 2012, the Company adopted the 2012 Long-Term Outperformance Plan, which provides that if certain performance goals are achieved and other conditions are met, LTIP units would be issued to, among others, Gordon F. DuGan, Benjamin P. Harris, and Nicholas L. Pell under the 2012 Inducement Equity Incentive Plan and to Jon W. Clark and Edward J. Matey Jr. under the 2012 Equity Incentive Plan.

In June 2015, the Company instituted its 2015 Equity Incentive Plan, which was approved by the Company’s board of directors and stockholders. Subject to the restrictions contained in the Merger Agreement, the 2015 Equity Incentive Plan allows for the following awards to be made: (i) ISOs, (ii) NQSOs, (iii) stock appreciation rights, or SARs, (iv) stock awards, (v) phantom shares and dividend equivalents, and (vi) other equity awards, including LTIP units is 3,200,000 shares, subject to adjustment in certain circumstances. The shares of common stock that are issued or transferred under the 2015 Equity Incentive Plan may be authorized but unissued shares of the Company’s common stock or reacquired shares of the Company’s common stock, including shares of the Company’s common stock purchased by it on the open market for purposes of the 2015 Equity Incentive Plan. The 2015 Equity Incentive Plan became effective in June 2015 and will terminate on the day immediately preceding the tenth anniversary of its effective date, unless sooner terminated by the Board.

In connection with the adoption of the 2015 Equity Incentive Plan, four Gramercy executives and three Gramercy non-executives were issued a total of 96,697 restricted shares in June 2015, 50% of which will vest on each of the fourth and fifth anniversaries of the grant date, subject to continued employment. At September 30, 2015,  3,044,192 shares of common stock were available for issuance under the 2015 Equity Incentive Plan.

Through September 30, 2015, 646,403 restricted shares had been issued under the Equity Incentive Plans, of which 66% have vested. Except for certain performance based awards, the vested and unvested shares are currently entitled to receive distributions on common stock if declared by the Company. Holders of restricted shares are prohibited from selling such shares until they vest but are provided the ability to vote such shares beginning on the date of grant. Compensation expense of $416 and $914 was recorded for the three and nine months ended September 30, 2015, respectively, and compensation expense of $245 and $705 was recorded for the three and nine months ended September 30, 2014, respectively, related to the issuance of restricted shares. Compensation expense of $5,144 will be recorded over the course of the next 41 months representing the remaining weighted average vesting period of equity awards issued under the Equity Incentive Plans as of September 30, 2015.

Concurrently with execution of the Merger Agreement between the Company and Chambers Street on July 1, 2015, the Company entered into agreements with, among others, Gordon F. DuGan, Benjamin P. Harris, Nicholas L. Pell, Jon W. Clark, and Edward J. Matey Jr., pursuant to which they agreed that if the Merger is complete, the Merger will not constitute a change in control for purposes of the Company’s 2012 Long-Term Outperformance Plan and they agreed to waive any right to have the Merger treated as a change in control for such purposes. The LTIP units granted under the 2012 Inducement Equity Incentive Plan and 2004 Equity Incentive Plan for purposes of the Company’s 2012 Long-Term Outperformance Plan had a fair value of $2,715 on the date of grant, which was calculated in accordance with ASC 718. The Company used a probabilistic valuation approach to estimate the inherent uncertainty that the LTIP units may have with respect to the Company’s common stock. Compensation expense of $488 and $1,464 was recorded for the three and nine months ended September 30, 2015, respectively, and compensation expense of $488 and $1,082 was recorded for the three and nine months ended September 30, 2014, respectively, for the 2012 Long-Term Outperformance Plan. Compensation expense of $3,182 will be recorded over the course of the next 20 months, representing the remaining weighted average vesting period of the awards issued under the 2012 Long-Term Outperformance Plan as of September 30, 2015.

As of September 30, 2015, there were approximately 161,400 phantom shares outstanding, of which 157,650 phantom shares are vested.

Earnings per Share

The Company has adopted the two-class computation method, and thus includes all participating securities in the computation of basic shares for the periods in which the Company has net income available to common stockholders. A participating security is defined as an unvested share-based payment award containing non-forfeitable rights to dividends regardless of whether or not the awards ultimately vest or expire. Net losses are not allocated to participating securities unless the holder has a contractual obligation to share in the losses.

Earnings per share for the three and nine months ended September 30, 2015 and 2014 are computed as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Numerator - Income (loss):
Net income (loss) from continuing operations	$2,051	$(2,417)	$1,669	$60,914
Net income (loss) from discontinued operations	(41)	(41)	17	(522)
Net income (loss)	2,010	(2,458)	1,686	60,392
Net (income) loss attributable to noncontrolling interest	(20)	104	43	104
Preferred stock redemption costs	-	(2,912)	-	(2,912)
Preferred stock dividends	(1,559)	(2,192)	(4,676)	(5,773)
Net income (loss) available to common stockholders	$431	$(7,458)	$(2,947)	$51,811
Denominator-Weighted average shares:
Weighted average basic shares outstanding	57,666,780	29,481,537	53,226,406	23,702,710
Effect of dilutive securities:
Unvested share based payment awards	528,730	-	-	293,477
Options	11,905	-	-	16,489
Phantom shares	161,400	-	-	144,918
OP Units	469,868	-	-	139,097
Exchangeable Senior Notes	-	-	-	-
Diluted Shares	58,838,683	29,481,537	53,226,406	24,296,691

Diluted income (loss) per share assumes the conversion of all common share equivalents into an equivalent number of common shares if the effect is not anti-dilutive. Options were computed using the treasury share method. The Company only includes the effect of the excess conversion premium in the calculation of diluted earnings per share, as the Company has the intent and ability to settle the debt component of the Exchangeable Senior Notes in cash and the excess conversion premium in shares. The weighted average price of the Company’s common stock was below the exchange price of $24.76 for the three months ended September 30, 2015 and above the exchange price of $24.76 for the nine months ended September 30, 2015. Therefore, there is no potential dilutive effect for the three months ended September 30, 2015, however there is a potential dilutive effect of the excess conversion premium for the nine months ended September 30, 2015, however due to the Company’s net loss from continuing operations excluding amounts attributable to noncontrolling interest and adjusted for preferred dividends declared for the nine months ended September 30, 2015, this effect was excluded from the calculation of diluted earnings per share because it is anti-dilutive.

For the nine months ended September 30, 2015, 13,990 share options, 931,012 unvested share based payment awards, 161,400 phantom shares, 495,977 OP Units, and 206,402 Exchangeable Senior Notes were computed using the treasury share method, which due to the net loss available to common stockholders were anti-dilutive. For the three months ended September 30, 2014, 17,491 share options, 572,469 unvested share based payment awards, 144,918 phantom shares, and 412,754 OP Units were computed using the treasury share method, which due to the net loss available to common stockholders were anti-dilutive. For the nine months ended September 30, 2015, the Company excluded unvested restricted stock awards of 402,282 from its weighted average basic shares outstanding due to the net loss from continuing operations excluding amounts attributable to noncontrolling interest and adjusted for preferred dividends declared during the period. For the three months ended September 30, 2014, the Company excluded unvested restricted stock awards of 278,992 from its weighted average basic shares outstanding due to the net loss from continuing operations excluding amounts attributable to noncontrolling interest and adjusted for preferred dividends declared during the period.

Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss) as of September 30, 2015 and December 31, 2014 is comprised of the following:

	September 30, 2015	December 31, 2014
Net unrealized loss on derivative instruments	$(6,437)	$(3,189)
Net unrealized gain (loss) on debt securities	5,663	(466)
Foreign currency translation adjustments:
Gain on net investment hedge (1)	61	-
Other foreign currency translation adjustments	(418)	(48)
Total accumulated other comprehensive income	$(1,131)	$(3,703)

(1)    The Company's net investment hedge related to its net investment in the Gramercy European Property Fund is included in the foreign currency translation adjustments within other comprehensive income.

12. Stockholders’ Equity (Deficit)

The Company’s authorized capital stock consists of 250,000,000 shares, $0.001 par value per share, of which the Company is authorized to issue up to 220,000,000 shares of common stock, $0.001 par value per share, 25,000,000 shares of preferred stock, $0.001 par value per share, and 5,000,000 shares of excess stock, $0.001 par value per share. As of December 31, 2014, 186,945,569 shares of common stock, 3,500,000 shares of preferred stock and no shares of excess stock were issued and outstanding, respectively.

In December 2014, the Company completed an underwritten public offering of 59,800,000 shares of its common stock, which includes the exercise in full by the underwriters of their option to purchase up to 7,800,000 additional shares of common stock. The shares of common stock were issued at a public offering price of $5.90 per share and the net proceeds from the offering were approximately $336,073, after expenses.

In May 2014, the Company completed an underwritten public offering of 46,000,000 shares of its common stock, which includes the exercise in full by the underwriters of their option to purchase up to 6,000,000 additional shares of common stock. The shares of common stock were issued at a public offering price of $4.98 per share and the net proceeds from the offering were approximately $218,224, after expenses.

In October 2013, the Company entered into a common stock purchase agreement and related joinder agreements, or the Purchase Agreement, for the issuance of 11,535,200 shares of common stock at a purchase price of $4.11 per share, raising net proceeds of $45,520, to various purchasers in a private placement. Pursuant to the Purchase Agreement, each purchaser agreed that it would not, without the prior written consent of the Company, offer, sell, contract to sell, pledge or otherwise dispose any or all of the common stock purchased until March 25, 2014, or the Lock-Up Period. During the Lock-Up Period, if the Company issued common stock or securities convertible into common stock (except for certain permitted issuances), then the purchasers would have the ability to: (1) purchase their pro rata portion of all or any part of the new issuance, and (2) elect the benefit of any different terms provided to the new investors. Pursuant to the Purchase Agreement, the Company entered into CVR Agreements with the Purchasers at the closing of the sale of common stock in the Private Placement which are discussed in more detail in Note 10. The CVR Agreements expired on March 25, 2014 with no value.

The shares of common stock sold in the Private Placement were offered and sold pursuant to an exemption from the registration requirements under Rule 506 of Regulation D promulgated under the Securities Act of 1933. The purchasers were accredited investors as defined in Rule 501 of Regulation D promulgated under the Securities Act of 1933. Morgan Stanley & Co. LLC acted as the placement agent in connection with the Private Placement.

The Company issued to KBS Acquisition Sub-Owner 2, LLC (i) 2,000,000 shares of common stock of the Company, par value $0.001 per share; (ii) 2,000,000 shares of Class B-1 non-voting common stock of the Company, par value $0.001 per share; and (iii) 2,000,000 shares of Class B-2 non-voting common stock of the Company, par value $0.001 per share on December 6, 2012. The shares were issued as consideration for the Company’s contribution to the joint venture with Garrison in connection with the acquisition of the Bank of America Portfolio on the same date and were valued at $2.75 which was the closing price of the Company’s common stock on the New York Stock Exchange on the day prior. Each share of the Class B-1 common stock and Class B-2 common stock will be convertible into one share of the Company’s common stock at the option of the holder at any time on or after September 5, 2013 and December 6, 2013, respectively. During 2013, all Class B-1 and Class B-2 common stock was converted into an equal amount of shares of the Company’s common stock. In December, 2013, the Company filed an articles supplementary to its charter to reclassify 2,000,000 authorized shares of Class B-1 common stock and 2,000,000 authorized shares of Class B-2 common stock into the same number of authorized but unissued shares of the Company’s common stock. The reclassification (i) increased the number of shares of common stock from 96,000,000 shares immediately prior to the reclassification to 100,000,000 shares of common stock immediately after the reclassification; (ii) decreased the number of shares classified as Class B-1 Common Stock from 2,000,000 shares immediately prior to the reclassification to no shares immediately after the reclassification; and (iii) decreased the number of shares classified as Class B-2 Common Stock from 2,000,000 shares immediately prior to the reclassification to no shares immediately after the reclassification.

At-The-Market Equity Offering Program

In September 2014, the Company, along with the Operating Partnership, entered into an “at-the-market” equity offering program, or ATM Program, to issue an aggregate of up to $100,000 of the Company's common stock. During the year ended December 31, 2014, the Company sold 7,712,046 shares of its common stock through the ATM Program for aggregate gross proceeds of approximately $45,280, or $44,302 of net proceeds after related expenses. The net proceeds from these offerings were used to fund new investments and for other operating purposes. As of December 31, 2014, the Company has $54,720 available to issue under the ATM Program.

Preferred Stock

At December 31, 2014, the Company has 3,500,000 of its 7.125% Series B Preferred Stock, or Series B Preferred Stock, outstanding with a mandatory liquidation preference of $25.00 per share. Holders of the Series B Preferred Stock are entitled to receive annual dividends of $1.78125 per share on a quarterly basis and dividends are cumulative, subject to certain provisions. On or after August 15, 2019, the Company can, at its option, redeem the Series B Preferred Stock at par for cash. In August 2014, the Company received $81,638 in net proceeds after expenses upon issuance.

In September 2014, the Company redeemed all of the outstanding shares of its 8.125% Series A Preferred Stock, or Series A Preferred Stock, at a redemption price of $25.32161 per share, equal to the sum of the $25.00 per share redemption price of the stock and a quarterly dividend of $0.32161 prorated to the redemption date of September 12, 2014. The 8.125% Series A Preferred Stock was replaced by the Series B Preferred Stock. As a result of the redemption, the Company recorded a $2,912 charge to the Consolidated Statements of Operations equal to the excess of the $25.00 per share liquidation preference over the carrying value as of the redemption date.

Holders of the Series A Preferred Stock were entitled to receive annual dividends of $2.03125 per share on a quarterly basis and dividends were cumulative, subject to certain provisions. As of December 31, 2013, the Company accrued Series A Preferred Stock dividends of $37,600. In December 2013, the Company’s board of directors authorized and the Company declared a “catch-up” dividend in the amount of $10.23524 per share of its 8.125% Series A Cumulative Redeemable Preferred Stock, representing all accrued and unpaid dividends on the Series A Preferred Stock for the period October 1, 2008, through and including October 14, 2013. In December 2013, the Company’s board of directors also authorized and the Company declared a Series A Preferred Stock quarterly dividend payment in the amount of $0.50781 per share, for the period October 15, 2013, through and including January 14, 2014. Both the accrued dividend and the quarterly dividend were paid to holders of the Series A Preferred Stock of record as of the close of business on December 31, 2013.

Equity Incentive Plans

As part of the Company’s initial public offering, the Company instituted its Equity Incentive Plan, or the 2004 Equity Incentive Plan. The 2004 Equity Incentive Plan, as amended, authorizes (i) the grant of stock options that qualify as incentive stock options under Section 422 of the Internal Revenue Code, or ISOs, (ii) the grant of stock options that do not qualify, or NQSOs, (iii) the grant of stock options in lieu of cash directors’ fees, or collectively the Options, and (iv) grants of shares of restricted and unrestricted common stock. The exercise price of Options will be determined by the compensation committee, but may not be less than 100% of the fair market value of the shares of common stock on the date of grant. At December 31, 2014, 1,911,764 shares of common stock were available for issuance under the 2004 Equity Incentive Plan. The 2004 Equity Incentive Plan expired by its terms in July 2014, the ten-year anniversary of adoption of the Plan by the Company’s board of directors.

Through December 31, 2014, 2,065,015 restricted shares had been issued under the 2004 Equity Incentive Plan, of which 83% have vested. Except for certain performance based awards, the vested and unvested shares are currently entitled to receive distributions on common stock if declared by the Company. Holders of restricted shares are prohibited from selling such shares until they vest but are provided the ability to vote such shares beginning on the date of grant. Compensation expense of $743,  $579, and $958 was recorded for the years ended December 31, 2014, 2013, and 2012, respectively, related to the issuance of restricted shares. Compensation expense of $2,250 will be recorded over the course of the next 38 months representing the remaining weighted average vesting period of equity awards issued under the 2004 Equity Incentive Plan as of December 31, 2014. Certain of the Company’s awards are subject to performance vesting conditions which were determined in March 2013 and are assessed on a quarterly basis.

Options granted under the 2004 Equity Incentive Plan to recipients who are employees of Gramercy are exercisable at the fair market value on the date of grant and, subject to termination of employment, expire ten years from the date of grant, are not transferable other than on death, and are exercisable in three to four annual installments commencing one year from the date of grant. The Company issues new shares upon the exercise of vested Options. In some instances, Options may be granted under the 2004 Equity Incentive Plan to persons who provide significant services to the Company but are not employees of the Company. Options granted to recipients that are not employees have the same terms as those issued to employees except as it relates to any performance-based provisions within the grant. To the extent there are performance provisions associated with a grant to a recipient who is not an employee, an estimated expense related to these Options is recognized over the vesting period and the final expense is reconciled at the point performance has been met, or the measurement date. If no performance based provision exists, the Company recognizes compensation expense over the vesting period on a straight line basis.

A summary of the status of the Company’s Options as of December 31, 2014, 2013 and 2012 are presented below:

	December 31, 2014		December 31, 2013		December 31, 2012
	Options Outstanding	Weighted Average Exercise Price	Options Outstanding	Weighted Average Exercise Price	Options Outstanding	Weighted Average Exercise Price
Balance at beginning of period	341,081	$14.70	360,251	$16.14	565,026	$17.25
Granted	30,000	5.79	30,000	3.05	25,000	2.50
Exercised	(30,000)	3.02	—	—	—	—
Lapsed or cancelled	(134,179)	18.23	(49,170)	22.49	(229,775)	16.83
Balance at end of period	206,902	$12.82	341,081	$14.70	360,251	$16.14

For the year ended December 31, 2014, all Options were granted with a price of $5.79. The remaining weighted average contractual life of the Options was 4.7 years. Compensation expense of $53,  $51 and $29 was recorded for the years ended December 31, 2014, 2013 and 2012, respectively, related to the issuance of Options.

In July 2012, the Company adopted the 2012 Outperformance Plan in connection with the hiring of Gordon F. DuGan, Benjamin P. Harris, and Nicholas L. Pell, who joined the Company on July 1, 2012 as Chief Executive Officer, President and Managing Director, respectively. Pursuant to the 2012 Outperformance Plan, the Company granted equity awards to these executives in the form of a class of limited partnership interests in the Company’s Operating Partnership, or LTIP Units. LTIP Units are structured to quality as “profits interests” for federal income tax purposes and do not have full parity, on a per unit basis, with the Class A limited partnership interests in the Company or its Operating Partnership with respect to liquidating distributions. Pursuant to the 2012 Outperformance Plan, these executives, in the aggregate, may earn up to $20,000 of LTIP Units based on the Company’s common stock price appreciation over a four-year performance period ending June 30, 2016. The amount of LTIP Units earned under the 2012 Outperformance Plan will range from $4,000 if the Company’s common stock price equals a minimum hurdle of $5.00 per share (less any dividends paid during the performance period) to $20,000 if the Company’s common stock price equals or exceeds $9.00 per share (less any dividends paid during the performance period) at the end of the performance period. In the event that the performance hurdles are not met on a vesting date, the award scheduled to vest on that vesting date may vest on a subsequent vesting date if the common stock price hurdle is met as of such subsequent vesting date. The executives will not earn any LTIP Units under the 2012 Outperformance Plan to the extent that the Company’s common stock price is less than the minimum hurdle. During the performance period, the executives may earn up to 12%,  24% and 36% of the maximum amount under the 2012 Outperformance Plan at the end of the first, second and third years, respectively, of the performance period if the Company’s common stock price has equaled or exceeded the stock price hurdles as of the end of such years. If the minimum stock price hurdle is met as of the end of any such year, the actual amount earned will range on a sliding scale from 20% of the maximum amount that may be earned as of such date (at the minimum stock price hurdle) to 100% of the maximum amount that may be earned as of such date (at the maximum stock price hurdle). Any LTIP Units earned under the 2012 Outperformance Plan will remain subject to vesting, with 50% of any LTIP Units earned vesting on June 30, 2016 and the remaining 50% vesting on June 30, 2017 based, in each case, on continued employment through the vesting date. The LTIP Units issued in July 2012 in connection with the hiring of new executives had a fair value of $1,870 on the date of grant, which was calculated in accordance with ASC 718.

In March 2013, the Company granted four senior officers equity awards pursuant to the 2012 Outperformance Plan in the form of LTIP Units having an aggregate maximum value of $4,000, and a fair value of $845, which was calculated in accordance with ASC 718. The Company used a probabilistic valuation approach to estimate the inherent uncertainty that the LTIP Units may have with respect to the Company’s common stock. Compensation expense of $588,  $555, and $210 was recorded for the years ended December 31, 2014, 2013, and 2012 for the 2012 Outperformance Plan. Compensation expense of $1,353 will be recorded over the course of the next 24 months, representing the remaining weighted average vesting period of the LTIP Units as of December 31, 2014.

In March 2013, the Company granted to four senior officers of the Company pursuant to the 2004 Equity Incentive Plan a total of 115,000 time-based restricted stock awards and 345,000 performance-based restricted stock units. The time-based awards vest in five equal annual installments commencing December 15, 2013, subject to continued employment. Vesting of the performance-based units requires, in addition to continued employment over a 5-year period, achievement of absolute increases in either the Company’s stock price or an adjusted funds from operations (as defined by the Company’s compensation committee).

In connection with the equity awards made to Messrs. DuGan, Harris and Pell in connection with the Company’s hiring of these executives, the Company adopted the 2012 Inducement Equity Incentive Plan, or the Inducement Plan. Under the Inducement Plan, the Company may grant equity awards for up to 4,500,000 shares of common stock pursuant to the employment inducement award exemption provided by the New York Stock Exchange Listed Company Manual. The Inducement Plan permits the Company to issue a variety of equity awards, including stock options, restricted stock, phantom shares, dividend equivalent rights and other equity-based awards. All of the shares available under the Inducement Plan were issued or reserved for issuance to Messrs. DuGan, Harris and Pell in connection with the equity awards made upon the commencement of their employment with the Company. Equity awards issued under the Inducement Plan had a fair value of $6,125 on the date of grant which was calculated in accordance with ASC 718. Compensation expense of $1,148,  $766, and $383 was recorded for years ended December 31, 2014, 2013, and 2012, respectively, for the 2012 Inducement Equity Incentive Plan. Compensation expense of $3,828 will be recorded over the course of the next 18 months representing the remaining weighted average vesting period of equity awards issued under the Inducement Plan as of December 31, 2014.

The Company had previously issued LTIP Units to both the former Chief Executive Officer and the former President. During 2011, the Company entered into an amendment to the LTIP Unit award agreement with these executives to cancel the vesting schedule of outstanding LTIP Units in the Partnership and grant a new vesting schedule with respect to such LTIP Units. The new vesting schedule provided for 50% of each executive's LTIP Units to vest on June 30, 2012 subject to continued employment and an additional 50% of each executive's LTIP Units to vest upon the satisfaction of certain vesting conditions relating to the settlement of the Company's Gramercy Finance business. Compensation expense of $0,  $0 and $401 was recorded for the years ended December 31, 2014, 2013 and 2012, respectively, related to the issuance and modification of LTIP Units.

In May 2014, the Company granted 190,477 shares of restricted stock to the Company’s Chief Executive Officer, Gordon F. DuGan, to recognize his strong performance leading the Company in 2013, during which the Company achieved a number of important repositioning milestones. The restricted stocks awards vest on the fifth anniversary of the date of grant, subject to Mr. DuGan’s continued employment. The shares of restricted stock are also subject to accelerated vesting in certain circumstances pursuant to Mr. DuGan's employment agreement.

Employee Stock Purchase Plan

In November 2007, the Company’s board of directors adopted, and the stockholders subsequently approved in June 2008, the 2008 Employee Stock Purchase Plan, or ESPP, to provide equity-based incentives to eligible employees. The ESPP is intended to qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code of 1986, as amended, and has been adopted by the board to enable the Company’s eligible employees to purchase its shares of common stock through payroll deductions. The ESPP became effective on January 1, 2008 with a maximum of 250,000 shares of the common stock available for issuance, subject to adjustment upon a merger, reorganization, stock split or other similar corporate change. The Company filed a registration statement on Form S-8 with the Securities and Exchange Commission with respect to the ESPP. The common stock is offered for purchase through a series of successive offering periods. Each offering period will be three months in duration and will begin on the first day of each calendar quarter, with the first offering period having commenced on January 1, 2008. The ESPP provides for eligible employees to purchase the common stock at a purchase price equal to 85% of the lesser of (1) the market value of the common stock on the first day of the offering period or (2) the market value of the common stock on the last day of the offering period.

Deferred Stock Compensation Plan for Directors

Under the Company’s Independent Director’s Deferral Program, which commenced April 2005 and was amended and restated in December 2014, the Company’s independent directors may elect to defer up to 100% of their annual retainer fee, chairman fees and meeting fees. Unless otherwise elected by a participant, fees deferred under the program shall be credited in the form of phantom stock units. The phantom stock units are convertible into an equal number of shares of common stock upon such directors’ termination of service from the board of directors or a change in control by the Company, as defined by the program. Phantom stock units are credited to each independent director quarterly using the closing price of the Company’s common stock on the applicable dividend record date for the respective quarter. If dividends are declared by the Company, each participating independent director who elects to receive fees in the form of phantom stock units has the option to have their account credited for an equivalent amount of phantom stock units based on the dividend rate for each quarter or have dividends paid in cash.

As of December 31, 2014, there were approximately 592,285 phantom stock units outstanding, of which 580,851 units are vested.

Earnings per Share

The Company has adopted the two-class computation method, and thus includes all participating securities in the computation of basic shares for the periods in which the Company has net income available to common shareholders. A participating security is defined as an unvested share-based payment award containing non-forfeitable rights to dividends regardless of whether or not the awards ultimately vest or expire. Net losses are not allocated to participating securities unless the holder has a contractual obligation to share in the losses.

Earnings per share for the years ended December 31, 2014, 2013 and 2012 are computed as follows:

	For the Year Ended December 31,
	2014	2013	2012
Numerator - Income (loss):
Net income (loss) from continuing operations	$55,193	$(8,172)	$(18,341)
Net income (loss) from discontinued operations	(524)	392,999	(153,207)
Net income (loss)	54,669	384,827	(171,548)
Net loss attributable to noncontrolling interest	236	-	-
Preferred stock redemption costs	(2,912)	-	-
Preferred stock dividends	(7,349)	(7,162)	(7,162)
Net income (loss) available to common stockholders	$44,644	$377,665	$(178,710)
Denominator - Weighted average shares:
Weighted average basic shares outstanding	104,811,814	61,500,847	51,976,462
Effect of dilutive securities:
Unvested share based payment awards	1,259,950	-	-
Options	52,415	-	-
Phantom stock units	592,284	-	-
OP Units	1,033,877	-	-
Diluted Shares	107,750,340	61,500,847	51,976,462

Diluted income (loss) per share assumes the conversion of all common share equivalents into an equivalent number of common shares if the effect is not anti-dilutive. Options were computed using the treasury share method. The Company only includes the effect of the excess conversion premium in the calculation of diluted earnings per share. As the Company has the intent and ability to settle the debt component of the Exchangeable Senior Notes in cash and the excess conversion premium in shares. The weighted average price of the Company’s common stock was below the exchange price of $6.19 and therefore the effect of the excess conversion premium was excluded from the calculation of diluted earnings per share because it is anti-dilutive.

For the year ended December 31, 2013, 51,412 share options, 678,784 unvested share based payment awards, and 534,038 phantom share units were computed using the treasury share method, which due to the net loss from continuing operations were anti-dilutive. For the year ended December 31, 2013, the Company excluded unvested restricted stock awards of 678,784 from its weighted average basic shares outstanding due to the net loss from continuing operations during the period.

For the year ended December 31, 2012, 16,362 share options, 1,383,388 unvested share based payment awards, and 462,102 phantom share units were computed using the treasury share method, which due to the net loss from continuing operations were anti-dilutive. For the year ended December 31, 2012, the Company excluded unvested restricted stock awards of 1,383,388 from its weighted average basic shares outstanding due to the net loss from continuing operations during the period.

Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss) as of December 31, 2014, 2013 and 2012 is comprised of the following:

	As of December 31,
	2014	2013 (1)	2012
Net unrealized gain (loss) on debt securities	$(3,189)	$(1,219)	$84,691
Net unrealized loss on derivative instruments	(466)	(186)	(179,956)
Foreign currency translation adjustments	(48)	-	-
Total accumulated other comprehensive income (loss)	$(3,703)	$(1,405)	$(95,265)

(1)The Company reclassified unrealized gains on CMBS of $107,774 for the year ended December 31, 2013 into net income as a component of the gain on disposal of Gramercy Finance on the Consolidated Statement of Operations. The Company also reclassified the unamortized fair value of terminated swaps previously designated as cash flow hedges of $6,359 into net income as a component of the gain on disposal of Gramercy Finance on the Consolidated Statement of Operations.